INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventory

	2018	2017	2016
	$ million	$ million	$ million
Raw materials and consumables	219	207	213
Work-in-progress	88	69	55
Finished goods and goods for resale	1,088	1,028	976
	1,395	1,304	1,244